Other Receivables and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Other Receivables and Other Payables [Abstract]
Schedule of Prepayments, Deposits & Other Receivables
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Prepayments, deposits & other receivables
Rental deposit	6,312	127,112	30,174
Utility deposit	5,700	17,960	4,263
Other deposits	1,820	29,674	7,044
Other receivables	2,089,986	10,924,584	2,593,250
Deferred offering costs	763,342	10,886,372	2,584,179
	2,867,160	21,985,702	5,218,910

Schedule of Accrued Liabilities & Other Payables
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	405,792	444,404	105,491
Lease payable	8,757	757	180
Accrued operating expenses	749,764	-	-
Utilities payable	8,424	1,860	441
	1,172,737	447,021	106,112